Loans and Allowance for Credit Losses, Commitments to Lend (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Temporary Advance Arrangements	$ 91,000	$ 85,000
Total unfunded credit commitments	558,701	555,511
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	353,876	350,732
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	330,492	326,626
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	6,984	7,485
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	16,400	16,621
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	204,825	204,779
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	29,736	29,876
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	37,719	38,897
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	109,840	108,465
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	$ 27,530	$ 27,541
Acquired Consumer Mortgage Loan Portfolio [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%		10.00%
Residential Mortgage [Member] | Interest-only Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	4.00%	4.00%
California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	5.00%	5.00%
International [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letters of Credit Outstanding, Amount	$ 919	$ 982
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%	1.00%
First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
Minimum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Maximum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years